Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov. 01, 2012
Short-Term Bond Fund of America (Prospectus Summary) | Short-Term Bond Fund of America
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Short-Term Bond Fund of America ®
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund's investment objective is to provide you with current income, consistent with the maturity and quality standards described in this prospectus, and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 26 of the prospectus and on page 60 of the fund's statement of
		additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 57% of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	500,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that
		the fund's operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund will invest at least 80% of its assets in bonds (bonds include any debt instrument and cash equivalents). The fund maintains a portfolio having a dollar-weighted average maturity no greater than three years and consisting primarily of debt securities rated AA- or Aa3 or better by Nationally Recognized
Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund may invest up to 10% of its assets in debt securities in the A rating category or in unrated securities determined by the fund's investment adviser to be of equivalent quality.

The fund primarily invests in short-term debt securities denominated in U.S.
dollars, including securities issued and guaranteed by the U.S. government, securities of corporate issuers, mortgage-backed securities and debt securities and mortgage-backed securities issued by government sponsored entities and
Federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The fund may also invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment
		opportunities.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions - The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds - Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Investing in mortgage-backed and asset-backed securities - Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund's income.
Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended, reducing the cash flow for potential reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government - Securities backed by the
U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity.
Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S.
government.

Management - The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits
		into your overall investment program.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Short Investment Grade Debt Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to the fund's objective. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on
		the fund's investment results can be obtained by visiting americanfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Lipper Short Investment Grade Debt Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to the fund's objective.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past investment results (before and after taxes) are not predictive of future investment results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market
		results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this period were:

Highest  1.77% (quarter ended September 30, 2007)
Lowest -0.47% (quarter ended December 31, 2010)

The fund's total return for the nine months ended September 30, 2012,
		was 0.92%.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k)
		plan, individual retirement account (IRA) or 529 college savings plan.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	Class A annualized 30-day yield at August 31, 2012: 0.17% (For current yield information, please call American FundsLine® at 800/325-3590.)
Caption	rr_AverageAnnualReturnCaption	Average annual total returns For the periods ended December 31, 2011 (with maximum sales charge):
Short-Term Bond Fund of America (Prospectus Summary) | Short-Term Bond Fund of America | Barclays U.S. Government/Credit 1-3 Years ex BBB Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Government/Credit 1-3 Years ex BBB Index (reflects no deductions for sales charges, account fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.55%
5 Years	rr_AverageAnnualReturnYear05	3.86%
10 Years	rr_AverageAnnualReturnYear10	3.51%
Since Inception	rr_AverageAnnualReturnSinceInception	3.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 02, 2006
Short-Term Bond Fund of America (Prospectus Summary) | Short-Term Bond Fund of America | Lipper Short Investment Grade Debt Funds Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Short Investment Grade Debt Funds Average (reflects no deductions for sales charges, account fees or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.26%
5 Years	rr_AverageAnnualReturnYear05	3.06%
10 Years	rr_AverageAnnualReturnYear10	3.12%
Since Inception	rr_AverageAnnualReturnSinceInception	3.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 02, 2006
Short-Term Bond Fund of America (Prospectus Summary) | Short-Term Bond Fund of America | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.29%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.19%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	310
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	437
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	576
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	981
Annual Return 2007	rr_AnnualReturn2007	4.96%
Annual Return 2008	rr_AnnualReturn2008	1.16%
Annual Return 2009	rr_AnnualReturn2009	3.47%
Annual Return 2010	rr_AnnualReturn2010	2.07%
Annual Return 2011	rr_AnnualReturn2011	1.08%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's total return for the nine months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.47%)
Label	rr_AverageAnnualReturnLabel	Share class A - Before taxes
1 Year	rr_AverageAnnualReturnYear01	(1.47%)
5 Years	rr_AverageAnnualReturnYear05	2.01%
Since Inception	rr_AverageAnnualReturnSinceInception	2.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 02, 2006
Thirty Day Yield Caption	rr_ThirtyDayYieldCaption	Class A annualized 30-day yield at August 31, 2012:
Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	800/325-3590
Thirty Day Yield	rr_ThirtyDayYield	0.17%
Short-Term Bond Fund of America (Prospectus Summary) | Short-Term Bond Fund of America | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Share class A - After taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	(1.83%)
5 Years	rr_AverageAnnualReturnYear05	1.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 02, 2006
Short-Term Bond Fund of America (Prospectus Summary) | Short-Term Bond Fund of America | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Share class A - After taxes on distributions and sale of fund shares
1 Year	rr_AverageAnnualReturnYear01	(0.95%)
5 Years	rr_AverageAnnualReturnYear05	1.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 02, 2006
Short-Term Bond Fund of America (Prospectus Summary) | Short-Term Bond Fund of America | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.29%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.90%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	632
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	812
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	913
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,375
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	132
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	412
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	713
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,375
Label	rr_AverageAnnualReturnLabel	Share class B (before taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.60%)
5 Years	rr_AverageAnnualReturnYear05	1.44%
Since Inception	rr_AverageAnnualReturnSinceInception	1.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 06, 2006
Short-Term Bond Fund of America (Prospectus Summary) | Short-Term Bond Fund of America | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.29%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	248
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	459
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	792
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,735
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	148
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	459
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	792
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,735
Label	rr_AverageAnnualReturnLabel	Share class C (before taxes)
1 Year	rr_AverageAnnualReturnYear01	(0.74%)
5 Years	rr_AverageAnnualReturnYear05	1.72%
Since Inception	rr_AverageAnnualReturnSinceInception	1.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 06, 2006
Short-Term Bond Fund of America (Prospectus Summary) | Short-Term Bond Fund of America | Class F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.29%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	871
Label	rr_AverageAnnualReturnLabel	Share class F-1 (before taxes)
1 Year	rr_AverageAnnualReturnYear01	1.00%
5 Years	rr_AverageAnnualReturnYear05	2.48%
Since Inception	rr_AverageAnnualReturnSinceInception	2.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2006
Short-Term Bond Fund of America (Prospectus Summary) | Short-Term Bond Fund of America | Class F-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.29%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	42
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	132
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	230
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	518
Label	rr_AverageAnnualReturnLabel	Share class F-2 (before taxes)
1 Year	rr_AverageAnnualReturnYear01	1.31%
Since Inception	rr_AverageAnnualReturnSinceInception	2.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 19, 2008
Short-Term Bond Fund of America (Prospectus Summary) | Short-Term Bond Fund of America | Class 529-A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.29%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.13%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	335
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	492
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	662
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,146
Label	rr_AverageAnnualReturnLabel	Share class 529-A (before taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.48%)
5 Years	rr_AverageAnnualReturnYear05	1.94%
Since Inception	rr_AverageAnnualReturnSinceInception	2.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 03, 2006
Short-Term Bond Fund of America (Prospectus Summary) | Short-Term Bond Fund of America | Class 529-B
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.29%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.90%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	665
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	891
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,039
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,603
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	165
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	491
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	839
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,603
Label	rr_AverageAnnualReturnLabel	Share class 529-B (before taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.73%)
5 Years	rr_AverageAnnualReturnYear05	1.30%
Since Inception	rr_AverageAnnualReturnSinceInception	1.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2006
Short-Term Bond Fund of America (Prospectus Summary) | Short-Term Bond Fund of America | Class 529-C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.29%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.52%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	274
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	519
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	886
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,912
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	174
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	519
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	886
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,912
Label	rr_AverageAnnualReturnLabel	Share class 529-C (before taxes)
1 Year	rr_AverageAnnualReturnYear01	(0.81%)
5 Years	rr_AverageAnnualReturnYear05	1.64%
Since Inception	rr_AverageAnnualReturnSinceInception	1.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 03, 2006
Short-Term Bond Fund of America (Prospectus Summary) | Short-Term Bond Fund of America | Class 529-E
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.29%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	361
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	616
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,339
Label	rr_AverageAnnualReturnLabel	Share class 529-E (before taxes)
1 Year	rr_AverageAnnualReturnYear01	0.69%
5 Years	rr_AverageAnnualReturnYear05	2.15%
Since Inception	rr_AverageAnnualReturnSinceInception	2.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2006
Short-Term Bond Fund of America (Prospectus Summary) | Short-Term Bond Fund of America | Class 529-F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.29%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.52%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	206
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	350
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	759
Label	rr_AverageAnnualReturnLabel	Share class 529-F-1 (before taxes)
1 Year	rr_AverageAnnualReturnYear01	1.18%
5 Years	rr_AverageAnnualReturnYear05	2.67%
Since Inception	rr_AverageAnnualReturnSinceInception	2.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 16, 2006
Short-Term Bond Fund of America (Prospectus Summary) | Short-Term Bond Fund of America | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.29%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	149
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	797
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,746
Label	rr_AverageAnnualReturnLabel	Share class R-1 (before taxes)
1 Year	rr_AverageAnnualReturnYear01	0.24%
5 Years	rr_AverageAnnualReturnYear05	1.72%
Since Inception	rr_AverageAnnualReturnSinceInception	1.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 26, 2006
Short-Term Bond Fund of America (Prospectus Summary) | Short-Term Bond Fund of America | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.29%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	144
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	446
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	771
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,691
Label	rr_AverageAnnualReturnLabel	Share class R-2 (before taxes)
1 Year	rr_AverageAnnualReturnYear01	0.23%
5 Years	rr_AverageAnnualReturnYear05	1.69%
Since Inception	rr_AverageAnnualReturnSinceInception	1.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2006
Short-Term Bond Fund of America (Prospectus Summary) | Short-Term Bond Fund of America | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.29%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,259
Label	rr_AverageAnnualReturnLabel	Share class R-3 (before taxes)
1 Year	rr_AverageAnnualReturnYear01	0.67%
5 Years	rr_AverageAnnualReturnYear05	2.12%
Since Inception	rr_AverageAnnualReturnSinceInception	2.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 22, 2006
Short-Term Bond Fund of America (Prospectus Summary) | Short-Term Bond Fund of America | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.29%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	384
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	859
Label	rr_AverageAnnualReturnLabel	Share class R-4 (before taxes)
1 Year	rr_AverageAnnualReturnYear01	0.99%
Since Inception	rr_AverageAnnualReturnSinceInception	2.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2007
Short-Term Bond Fund of America (Prospectus Summary) | Short-Term Bond Fund of America | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.29%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	42
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	132
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	230
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	518
Label	rr_AverageAnnualReturnLabel	Share class R-5 (before taxes)
1 Year	rr_AverageAnnualReturnYear01	1.29%
Since Inception	rr_AverageAnnualReturnSinceInception	2.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2007
Short-Term Bond Fund of America (Prospectus Summary) | Short-Term Bond Fund of America | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.29%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	197
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	443
Label	rr_AverageAnnualReturnLabel	Share class R-6 (before taxes)
1 Year	rr_AverageAnnualReturnYear01	1.34%
Since Inception	rr_AverageAnnualReturnSinceInception	2.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 2009

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.